INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Components of Deferred Tax Assets [Abstract]
Employee benefits	$ 10,996	$ 8,189
Net operating loss carryforwards	1,256	1,045
Foreign subsidiary capital loss carryforward	478	574
Other tax credits	3,518	3,034
Inventory	1,264	488
Reserves on receivables	1,213	1,086
Accrued expenses	5,311	4,186
Other, net	4,728	3,790
Gross deferred income tax assets	28,764	22,392
Valuation allowance	(1,454)	(1,371)
Deferred income tax assets	27,310	21,021
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(25,795)	(23,907)
Intangibles	(20,765)	(18,056)
Other, net	(3,276)	(2,629)
Deferred income tax liabilities	(49,836)	(44,592)
Net deferred income tax liability	$ (22,526)	$ (23,571)